Property, Plant and Equpment (Tables)	12 Months Ended
Dec. 31, 2012
U.S. Cellular
Property, Plant and Equipment [Line Items]
Property, plant and equipment
	Useful Lives
December 31,	(Years)	2012	2011
(Dollars in thousands)
Land	N/A	$33,947	$30,807
Buildings	20	341,852	330,925
Leasehold and land improvements	1-30	1,188,720	1,129,818
Cell site equipment	6-25	3,100,916	2,874,397
Switching equipment	1-8	1,155,114	1,113,780
Office furniture and equipment	3-5	535,656	570,776
Other operating assets and equipment	5-25	128,290	127,253
System development	3-7	631,184	545,193
Work in process	N/A	362,749	285,500
		7,478,428	7,008,449
Accumulated depreciation and amortization		(4,455,840)	(4,218,147)
		$3,022,588	$2,790,302

TDS Telecom
Property, Plant and Equipment [Line Items]
Property, plant and equipment
	Useful Lives
December 31,	(Years)	2012	2011
(Dollars in thousands)
Land	N/A	$9,004	$9,004
Buildings	30	147,177	135,883
Cable and wire	15-20	1,445,270	1,410,706
Network electronic equipment	5-12	888,425	853,458
Office furniture and equipment	5-10	312,843	286,593
Other equipment	10-15	127,566	114,788
System development	3-7	196,185	165,812
Work in process	N/A	87,043	88,924
		3,213,513	3,065,168
Accumulated depreciation and amortization		(2,279,325)	(2,128,411)
		$934,188	$936,757

Corporate and Non-Reportable segment
Property, Plant and Equipment [Line Items]
Property, plant and equipment
December 31,	2012	2011
(Dollars in thousands)
Property, plant and equipment	$116,558	$123,979
Accumulated depreciation and amortization	(76,068)	(66,503)
Total	$40,490	$57,476